Long-term Debt - Narrative (Details)		1 Months Ended	12 Months Ended
	Jan. 08, 2018	Jan. 31, 2007 USD ($)	Dec. 31, 2017 USD ($) agreement	Sep. 30, 2016	Dec. 08, 2017 USD ($)	May 30, 2017 USD ($)	May 15, 2017 USD ($)	Jan. 15, 2017	Dec. 31, 2016 USD ($)	Apr. 11, 2016 USD ($)	Dec. 03, 2014	Dec. 30, 2013
Principal maturities of long-term debt by type of debt
Carrying Value			$ 15,050,000,000						$ 13,959,000,000
Number of debt agreements with specific financial targets or ratios | agreement			0
Long-term debt, gross			$ 15,377,000,000
SPRINGLEAF FINANCE CORPORATION
Principal maturities of long-term debt by type of debt
Carrying Value			4,824,000,000						4,162,000,000
Long-term debt, gross			5,175,000,000
Senior debt
Principal maturities of long-term debt by type of debt
Carrying Value			14,878,000,000						13,787,000,000
Long-term debt, gross			1,500,000,000
Senior debt | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Carrying Value			1,600,000,000
Senior Note 8.25%, due 2020 | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)										8.25%
Senior Notes 5.25 Percent Due 2019 | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)											5.25%
Senior Notes Issued in May 2013
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)											5.25%
Carrying Value			700,000,000
8.250% Senior Notes due 2023 | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)												8.25%
7.750% Senior Notes due 2021 | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)												7.75%
6.00% Senior Notes due 2020 | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)												6.00%
Junior Subordinated Debt
Principal maturities of long-term debt by type of debt
Carrying Value			172,000,000						$ 172,000,000
Trailing period used to calculate fixed charge ratio				12 months
Junior Subordinated Debt | Minimum
Principal maturities of long-term debt by type of debt
Tangible equity to tangible managed assets (as a percent)		5.50%
Average fixed charge ratio		1.1
Springleaf Finance Corporation | Senior Note 8.25%, due 2020 | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)										8.25%
Issue Amount			1,000,000,000							$ 1,000,000,000
Senior Notes 5.625% | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Long-term debt, gross			$ 875,000,000
Senior Notes 5.625% | Senior debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)					5.625%
Issue Amount					$ 875,000,000
Debt instrument, repurchase amount					$ 557,000,000
Senior Notes 5.625% | Senior debt | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)			5.625%
Medium Term Notes | Senior debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)					6.90%
Senior Notes 6.125% | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Long-term debt, gross			$ 1,000,000,000
Senior Notes 6.125% | Senior debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)						6.125%	6.125%
Issue Amount						$ 500,000,000	$ 500,000,000
Senior Notes 6.125% | Senior debt | SPRINGLEAF FINANCE CORPORATION | Guaranty Agreements
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)			6.125%
OMFH 6.75 % Notes | Senior debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)			6.75%
OMFH 7.25 % Notes | Senior debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)			7.25%
OMFH Notes 2019 | Senior debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)					6.75%
Issue Amount					$ 700,000,000
Senior Notes due 2017 | Senior debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)						6.90%
Debt instrument, repurchase amount						$ 466,000,000
Junior Subordinated Debenture | Junior Subordinated Debt
Principal maturities of long-term debt by type of debt
Interest rates (as a percent)								6.00%
Long-term debt, gross		$ 350,000,000
Term of debt		60 years
Debt instrument, interest rate, effective percentage			3.11%
London Interbank Offered Rate (LIBOR) | Junior Subordinated Debenture | Junior Subordinated Debt
Principal maturities of long-term debt by type of debt
Debt instrument, basis spread on variable rate			1.75%
Beneficial Owners of Debt | Senior Notes due 2017 | Springleaf Finance Corporation | Senior Notes due 2017
Principal maturities of long-term debt by type of debt
Debt instrument, repurchase amount										$ 600,000,000
Subsequent Event | OMFH Notes 2019 | Senior debt
Principal maturities of long-term debt by type of debt
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	103.375%